BNY Mellon Bond Market Index Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6%
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	100,000	95,867
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	125,291
General Electric Co., Sr. Unscd. Notes	4.30	7/29/2030	100,000	99,567
General Electric Co., Sr. Unscd. Notes	4.35	5/1/2050	100,000	83,912
General Electric Co., Sr. Unscd. Notes	4.90	1/29/2036	100,000	99,714
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	102,103
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	100,000	93,287
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	208,633
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	100,000	100,040
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	127,243
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	99,415
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	107,621
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	208,606
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	90,319
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	80,907
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	81,740
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	158,528
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	156,891
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	88,509
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	254,115
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	100,000	95,777
				2,558,085
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	59,446
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	138,038
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	151,194
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	42,213
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	160,845
BAT Capital Corp., Gtd. Notes	5.63	8/15/2035	200,000	203,286
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	185,740
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	200,000	197,276
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	131,156
Philip Morris International, Inc., Sr. Unscd. Notes	4.75	2/12/2027	100,000	100,584
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	152,418
				1,522,196
Airlines — .1%
American Airlines Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	311,705	303,021
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	223,185	195,026
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	125,842
				623,889
Asset-Backed Certificates/Auto Receivables — .3%
Ally Auto Receivables Trust, Ser. 2024-2, Cl. A3	4.14	7/16/2029	100,000	99,784
Ford Credit Floorplan Master Owner Trust, Ser. 2018-4, Cl. A	4.06	11/15/2030	200,000	198,527
Hyundai Auto Receivables Trust, Ser. 2024-A, Cl. A3	4.99	2/15/2029	150,000	151,104
Hyundai Auto Receivables Trust, Ser. 2024-B, Cl. A3	4.84	3/15/2029	100,000	100,687
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	151,594
Mercedes-Benz Auto Receivables Trust, Ser. 2025-1, Cl. A4	4.92	4/15/2031	100,000	102,038

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Asset-Backed Certificates/Auto Receivables — .3% (continued)
Nissan Auto Receivables Owner Trust, Ser. 2024-A, Cl. A3	5.28	12/15/2028	100,000	100,079
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. A3	4.67	8/15/2029	200,000	200,642
Toyota Auto Receivables Owner Trust, Ser. 2022-C, Cl. A4	3.77	2/15/2028	100,000	99,230
Volkswagen Auto Loan Enhanced Trust, Ser. 2025-1, Cl. A4	4.61	7/21/2031	150,000	151,309
				1,354,994
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	254,069
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	276,900
				530,969
Automobiles & Components — .8%
American Honda Finance Corp., Sr. Unscd. Notes	4.40	10/5/2026	200,000	199,841
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	99,989
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	103,497
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.75	9/13/2054	200,000	180,441
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	59,465
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	102,073
Cummins, Inc., Sr. Unscd. Notes	5.30	5/9/2035	100,000	101,291
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	200,000	198,454
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.13	11/5/2026	200,000	199,487
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	207,053
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	208,064
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	178,427
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000	165,351
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	100,000	103,463
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	100,000	87,204
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000	283,166
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	26,321
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000	101,358
General Motors Financial Co., Inc., Sr. Unscd. Notes(a)	5.80	1/7/2029	100,000	103,134
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	103,370
Magna International, Inc., Sr. Unscd. Notes(a)	2.45	6/15/2030	200,000	181,512
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000	237,140
PACCAR Financial Corp., Sr. Unscd. Notes	5.05	8/10/2026	200,000	201,527
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	197,999
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	102,821
Toyota Motor Credit Corp., Sr. Unscd. Notes(a)	1.65	1/10/2031	150,000	129,433
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	201,783
				4,063,664
Banks — 5.5%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.36	6/18/2028	250,000	251,084
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	393,009
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	175,790
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000	226,682
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	246,543
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	110,193
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	103,449
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	107,459
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	54,909
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	123,714
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	179,364

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Banks — 5.5% (continued)
Bank of America Corp., Sr. Unscd. Notes	4.98	1/24/2029	100,000	101,257
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	235,425
Bank of America Corp., Sr. Unscd. Notes	5.16	1/24/2031	100,000	102,331
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	102,670
Bank of America Corp., Sr. Unscd. Notes	5.51	1/24/2036	100,000	102,510
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	158,077
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	311,394
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	35,622
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	183,379
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	248,691
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	100,000	101,069
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	89,247
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	198,881
Barclays PLC, Sr. Unscd. Notes(a)	5.25	8/17/2045	300,000	284,828
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000	212,710
Citibank NA, Sr. Unscd. Notes	4.88	11/19/2027	250,000	251,074
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	250,000	245,952
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	51,534
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	98,869
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	164,123
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	129,527
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	69,881
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	100,000	100,979
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	323,234
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	105,447
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	100,000	86,349
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	101,732
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	103,283
Cooperatieve Rabobank UA, Gtd. Notes	5.25	8/4/2045	250,000	234,433
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	215,640
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	193,880
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	100,000	100,561
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	104,665
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	406,538
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	307,734
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	279,528
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	51,317
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	64,991
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	56,137
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	267,884
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	98,859
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	82,398
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	167,604
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	299,067
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	100,248
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	201,650
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	101,104
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	200,000	197,882
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	101,708
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000	100,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Banks — 5.5% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	102,223
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	202,726
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	102,277
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	68,196
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	250,000	252,402
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000	105,114
KeyCorp, Sr. Unscd. Notes	6.40	3/6/2035	100,000	106,920
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(a)	3.75	2/15/2028	105,000	104,767
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.00	6/28/2027	100,000	100,136
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	200,000	198,527
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.38	3/1/2027	200,000	201,192
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes, Ser. GLOB	3.88	5/15/2028	200,000	200,126
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	100,000	100,831
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	300,482
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	200,000	203,834
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	199,446
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000	177,308
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	186,995
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	204,067
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	305,020
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	202,769
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	309,096
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	320,901
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	83,186
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	161,328
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	75,979
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	177,036
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000	213,321
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	202,967
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000	102,452
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	102,478
Morgan Stanley, Sr. Unscd. Notes	5.66	4/17/2036	200,000	206,353
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	108,397
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	344,324
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000	248,026
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	103,201
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	250,000	251,184
National Australia Bank Ltd., Sr. Unscd. Notes	4.31	6/13/2028	250,000	250,699
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	258,182
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	202,235
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	250,032
Royal Bank of Canada, Sr. Unscd. Notes	4.51	10/18/2027	200,000	199,841
Royal Bank of Canada, Sr. Unscd. Notes	5.15	2/1/2034	100,000	102,380
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	283,404
State Street Corp., Sr. Unscd. Notes(a)	5.27	8/3/2026	100,000	100,802
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	157,969
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes(a)	5.56	7/9/2034	200,000	207,087
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000	210,835
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	207,820
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	106,308

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Banks — 5.5% (continued)
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000	253,589
The Bank of Nova Scotia, Sr. Unscd. Notes(a)	1.30	9/15/2026	300,000	289,912
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	199,487
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	198,818
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000	135,315
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000	125,914
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	150,000	133,564
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	97,077
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	105,727
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	116,913
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	49,570
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	147,261
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	200,000	201,256
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	102,146
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	200,000	202,114
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	102,274
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	200,983
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	109,872
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	301,778
The PNC Financial Services Group, Inc., Sr. Unscd. Notes(a)	3.45	4/23/2029	200,000	194,002
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000	306,202
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	103,798
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.57	12/17/2026	300,000	300,565
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	177,540
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	100,000	101,398
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	100,000	86,309
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000	197,514
U.S. Bancorp, Sr. Unscd. Notes(a)	5.42	2/12/2036	200,000	203,675
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000	103,669
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	499,867
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	335,000	332,140
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	102,518
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	103,231
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	499,302
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	214,513
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000	252,920
Westpac Banking Corp., Sr. Unscd. Notes(a)	4.60	10/20/2026	200,000	200,838
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	205,586
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	100,000	102,692
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000	148,133
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	110,091
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	261,102
				27,061,262
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000	281,358
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	96,207
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.00	6/15/2034	100,000	101,475
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	121,600
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	150,000	152,264
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	185,016

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Beverage Products — .4% (continued)
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	209,972
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000	82,110
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	119,008
PepsiCo, Inc., Sr. Unscd. Notes(a)	2.63	7/29/2029	200,000	188,347
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	24,861
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	112,393
The Coca-Cola Company, Sr. Unscd. Notes	5.20	1/14/2055	100,000	95,233
				1,769,844
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	33,080
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	50,000	53,471
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	100,000	100,397
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	96,023
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	77,848
				360,819
Chemicals — .3%
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000	101,230
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000	125,092
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	127,182
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	94,527
LYB International Finance III LLC, Gtd. Notes	6.15	5/15/2035	100,000	102,601
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	178,776
Nutrien Ltd., Sr. Unscd. Notes	4.50	3/12/2027	100,000	99,924
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	176,919
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000	132,123
The Dow Chemical Company, Sr. Unscd. Notes(a)	6.30	3/15/2033	100,000	106,141
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	102,455
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	83,700
The Sherwin-Williams Company, Sr. Unscd. Notes	4.55	3/1/2028	200,000	200,919
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	100,000	58,946
				1,690,535
Commercial & Professional Services — .3%
Automatic Data Processing, Inc., Sr. Unscd. Notes	4.75	5/8/2032	100,000	101,042
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	93,114
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	63,467
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000	202,386
Moody’s Corp., Sr. Unscd. Notes(a)	2.00	8/19/2031	200,000	172,852
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	89,511
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	125,000	89,471
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	51,145
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	47,291
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	100,000	94,130
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	80,496
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	71,191
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	36,389
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	78,945
Yale University, Sr. Unscd. Bonds, Ser. 2025	4.70	4/15/2032	75,000	75,672
				1,347,102

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Commercial Mortgage Pass-Through Certificates — .8%
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	369,913
Bank Trust, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	129,834
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	175,154
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	273,704
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	288,677
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	409,789
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	150,000	144,288
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	243,652
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	231,636
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	182,803
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	492,441
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	591,023
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	153,739	151,261
				3,684,175
Consumer Discretionary — .1%
D.R. Horton, Inc., Gtd. Notes	5.00	10/15/2034	100,000	98,893
Hyatt Hotels Corp., Sr. Unscd. Notes(a)	5.38	12/15/2031	100,000	101,411
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	200,000	205,204
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	100,000	98,546
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	202,560
				706,614
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	70,630
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	186,614
				257,244
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	117,425
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	77,569
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	233,961
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	91,368
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	137,834
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	177,143
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	130,267
				965,567
Diversified Financials — .8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	270,633
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.38	12/15/2031	150,000	153,010
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	100,000	101,871
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000	294,975
Apollo Global Management, Inc., Gtd. Notes	5.80	5/21/2054	100,000	99,366
Ares Capital Corp., Sr. Unscd. Bonds	5.80	3/8/2032	150,000	149,821
BlackRock Funding, Inc., Gtd. Notes(a)	5.00	3/14/2034	100,000	101,686
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	100,000	99,061
Blackstone Private Credit Fund, Sr. Unscd. Notes(a)	6.00	11/22/2034	100,000	99,407
Blue Owl Capital Corp. II, Sr. Unscd. Notes	8.45	11/15/2026	150,000	155,356
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	191,095
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	105,000
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000	53,972
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000	130,913
Intercontinental Exchange, Inc., Sr. Unscd. Notes(a)	4.60	3/15/2033	50,000	49,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Diversified Financials — .8% (continued)
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	60,735
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,084
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000	104,808
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	98,460
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	192,247
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	77,917
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	103,000	76,795
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	280,211
Nomura Holdings, Inc., Sr. Unscd. Notes	2.33	1/22/2027	200,000	193,492
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	50,000	51,406
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	102,934
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	150,000	154,642
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	104,805
Synchrony Financial, Sr. Unscd. Notes(a)	2.88	10/28/2031	100,000	87,175
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	179,749
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	103,913
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	75,194
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	42,505
				4,078,960
Electronic Components — .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	190,291
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	181,821
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	102,049
Keysight Technologies, Inc., Sr. Unscd. Notes	5.35	7/30/2030	100,000	102,883
				577,044
Energy — 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	200,177
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	296,483
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	99,725
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	99,729
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	206,672
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	36,472
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	100,275
ConocoPhillips Co., Gtd. Notes(a)	5.05	9/15/2033	100,000	101,666
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	95,719
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	100,000	93,146
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	200,000	203,716
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	100,000	92,429
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	249,250
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	162,026
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	191,778
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	100,000	85,676
Energy Transfer LP, Sr. Unscd. Notes	5.70	4/1/2035	200,000	202,937
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	104,721
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	93,788
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	107,951
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	68,715
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	60,534
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	178,781
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	206,564

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Energy — 1.7% (continued)
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	182,069
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	167,098
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	153,303
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000	231,712
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000	151,929
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	200,000	136,945
Kinder Morgan, Inc., Gtd. Notes	5.00	2/1/2029	400,000	405,276
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	125,331
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	98,510
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	200,000	147,628
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	65,753
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	97,253
ONEOK, Inc., Gtd. Notes	5.55	11/1/2026	100,000	101,077
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	104,384
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	100,000	92,423
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	100,000	103,515
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	102,688
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	100,000	85,122
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	301,186
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	185,145
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	100,000	93,305
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	150,000	102,305
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	260,000	245,108
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	4.91	9/1/2027	100,000	100,364
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	6.18	10/1/2054	100,000	94,962
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	36,848
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	209,448
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	81,738
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	102,425
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	210,871
TotalEnergies Capital International SA, Gtd. Notes(a)	2.83	1/10/2030	170,000	160,672
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	35,306
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	78,384
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	100,000	116,501
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	177,940
Woodside Finance Ltd., Gtd. Notes	4.90	5/19/2028	100,000	100,407
				8,323,861
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	101,058
Republic Services, Inc., Sr. Unscd. Notes	5.15	3/15/2035	100,000	101,573
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	201,355
Waste Management, Inc., Gtd. Notes(a)	4.15	7/15/2049	100,000	81,385
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	101,010
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	99,758
				686,139
Food Products — .5%
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	100,447
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	52,917
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	139,135
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000	94,992

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Food Products — .5% (continued)
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	177,202
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.75	4/1/2033	146,000	149,810
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	79,522
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	200,000	201,510
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	136,985
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	127,554
Mondelez International, Inc., Sr. Unscd. Notes	5.13	5/6/2035	100,000	100,282
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000	105,232
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000	201,573
The Campbell’s Comapny, Sr. Unscd. Notes(a)	5.40	3/21/2034	100,000	101,046
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	79,492
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	202,058
The Hershey Company, Sr. Unscd. Notes	4.95	2/24/2032	100,000	101,752
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	148,199
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	100,000	90,802
				2,390,510
Foreign Governmental — 1.3%
Canada, Sr. Unscd. Notes	4.00	3/18/2030	200,000	200,496
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	100,000	100,121
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	99,914
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000	200,927
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	305,150
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	300,000	342,896
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	295,762
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	177,522
Israel, Sr. Unscd. Notes, Ser. 10Y	5.63	2/19/2035	200,000	202,732
Israel, Sr. Unscd. Notes, Ser. 30Y	3.38	1/15/2050	300,000	196,993
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	275,624
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	230,400
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	193,750
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	313,775
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	184,000
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	242,843
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	137,410
Panama, Sr. Unscd. Notes	6.40	2/14/2035	100,000	98,875
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	400,988
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	322,905
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	203,375
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	208,915
Poland, Bonds	5.38	2/12/2035	200,000	204,374
Poland, Sr. Unscd. Notes	5.13	9/18/2034	60,000	60,415
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	78,579
Province of Ontario Canada, Unscd. Bonds	4.85	6/11/2035	250,000	253,324
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	112,743
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000	99,047
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	75,000	70,381
Republic of Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	300,000	309,519
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	92,623
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	355,890
				6,572,268

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Health Care — 2.8%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	93,356
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	110,084
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	236,711
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	179,687
AbbVie, Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000	302,056
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000	84,230
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000	161,442
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	97,828
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	64,009
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	143,309
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000	127,078
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000	41,804
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	84,679
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	100,000	100,909
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	202,783
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	100,000	86,641
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	274,721
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000	186,097
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	100,813
Biogen, Inc., Sr. Unscd. Bonds	6.45	5/15/2055	100,000	102,421
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000	135,906
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	49,740
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	75,296
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	31,437
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	89,347
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	74,605
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	59,655
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2027	100,000	101,044
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.20	2/22/2034	100,000	102,175
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	96,794
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	200,000	172,201
Cencora, Inc., Sr. Unscd. Notes(a)	2.80	5/15/2030	100,000	92,597
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	209,851
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	158,787
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	141,458
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	73,523
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	298,091
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	100,000	91,431
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	172,240
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	200,000	207,233
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	100,000	85,799
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000	135,797
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	179,986
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	41,541
Elevance Health, Inc., Sr. Unscd. Notes(a)	3.65	12/1/2027	300,000	295,289
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	200,305
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	100,000	100,526
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	100,000	101,922
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	92,377
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	74,961

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Health Care — 2.8% (continued)
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	179,474
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	165,689
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	107,868
HCA, Inc., Gtd. Notes(a)	5.00	3/1/2028	200,000	202,247
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	46,910
HCA, Inc., Gtd. Notes(a)	5.25	3/1/2030	200,000	204,385
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	88,503
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000	154,053
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000	92,974
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	103,896
Johnson & Johnson, Sr. Unscd. Notes(a)	2.10	9/1/2040	200,000	137,081
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	37,967
Johnson & Johnson, Sr. Unscd. Notes(a)	4.95	6/1/2034	200,000	207,028
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	200,000	196,025
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	45,053
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	100,000	79,833
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000	174,488
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	34,864
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	34,725
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	47,946
Merck & Co., Inc., Sr. Unscd. Notes(a)	4.50	5/17/2033	200,000	198,495
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	50,000	41,879
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	192,295
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	217,602
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	37,738
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	200,829
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	198,879
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	186,885
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	213,524
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	181,525
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	85,803
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	101,727
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	202,911
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	55,788
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	229,252
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000	70,910
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	100,000	94,488
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	200,000	138,102
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	143,746
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	163,504
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	65,963
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	54,735
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	43,378
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	63,421
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	49,042
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	63,240
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	153,342
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000	154,370
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	102,399
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	91,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Health Care — 2.8% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	99,769
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	235,399
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	100,181
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	133,031
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	4.70	2/19/2027	200,000	200,815
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000	97,733
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	105,292
				13,633,535
Industrial — .6%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	201,001
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.45	10/16/2026	200,000	200,567
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	201,841
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000	101,349
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	100,187
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000	171,102
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	110,681
Huntington Ingalls Industries, Inc., Gtd. Notes(a)	5.75	1/15/2035	200,000	205,694
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	140,518
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	102,370
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	102,884
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	104,767
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000	199,818
John Deere Capital Corp., Sr. Unscd. Notes	4.20	7/15/2027	100,000	100,120
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	102,295
Otis Worldwide Corp., Sr. Unscd. Notes	5.13	11/19/2031	200,000	204,456
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	200,000	191,936
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	31,528
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	154,593
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	134,035
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	123,196
				2,984,938
Information Technology — .7%
Adobe, Inc., Sr. Unscd. Notes	4.75	1/17/2028	250,000	253,660
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	99,708
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	104,448
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	173,198
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	79,938
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	103,080
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	205,324
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	222,251
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	200,000	116,520
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	99,323
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	185,891
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	139,625
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	243,306
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	218,018
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	148,680
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	100,280
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	100,431
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000	92,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Information Technology — .7% (continued)
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	161,515
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	71,353
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	100,000	99,123
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	63,728
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	101,350
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	100,000	102,845
				3,286,064
Insurance — .6%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	100,000	88,238
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	151,907
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	202,661
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	172,484
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	27,471
Athene Holding Ltd., Sr. Unscd. Notes	6.63	5/19/2055	100,000	102,956
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	150,000	95,446
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	112,149
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	100,000	100,090
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	98,552
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	94,039
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	80,097
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	100,917
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	99,678
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	70,145
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	58,220
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	203,954
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	162,743
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	102,120
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	134,199
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	54,850
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	100,000	88,191
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	150,000	140,355
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	102,637
The Chubb Corp., Gtd. Notes(a)	6.00	5/11/2037	200,000	215,169
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	57,343
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	120,432
				3,037,043
Internet Software & Services — .3%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	86,251
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	150,000	146,687
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	100,000	88,266
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000	140,489
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000	119,688
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	98,609
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	95,473
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	78,334
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	9,416
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	200,000	199,320
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	50,953

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Internet Software & Services — .3% (continued)
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	96,703
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	100,580
				1,310,769
Materials — .0%
Amcor Flexibles North America, Inc., Gtd. Notes(b)	5.10	3/17/2030	200,000	202,962
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds	6.65	2/1/2034	100,000	106,047
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.25	4/1/2053	200,000	165,022
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	100,000	81,911
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.48	10/23/2045	250,000	243,422
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	46,141
Comcast Corp., Gtd. Notes(a)	1.50	2/15/2031	150,000	127,608
Comcast Corp., Gtd. Notes	2.45	8/15/2052	100,000	53,896
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	64,677
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	46,003
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	184,135
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000	98,948
Comcast Corp., Gtd. Notes	5.30	5/15/2035	100,000	101,255
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000	64,537
Comcast Corp., Gtd. Notes(a)	6.05	5/15/2055	100,000	101,323
Comcast Corp., Gtd. Notes	6.45	3/15/2037	150,000	164,039
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	215,812
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	167,146
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000	78,541
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	100,000	91,555
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	200,000	163,568
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	250,000	181,589
				2,547,175
Metals & Mining — .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	102,753
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	46,118
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	61,294
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	106,873
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	138,110
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes(a)	5.35	3/15/2034	100,000	102,409
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	100,000	60,868
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	100,000	101,554
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	100,000	91,824
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	139,344
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	39,427
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	94,352
				1,084,926
Municipal Securities — .6%
American Municipal Power, Inc., Ser. B, Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	125,940
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	156,459
California, GO	3.50	4/1/2028	100,000	98,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Municipal Securities — .6% (continued)
California, GO	4.88	9/1/2030	200,000	206,386
California, GO (Build America Bonds)	7.55	4/1/2039	150,000	179,480
Connecticut, Ser. A, GO, Ser. A	5.85	3/15/2032	200,000	214,019
Illinois, GO	5.10	6/1/2033	200,686	205,190
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	197,678
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	103,234
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	265,000	310,388
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	237,492
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	20,457
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	200,000	206,166
Oklahoma Development Finance Authority, Revenue Bonds (Natural Gas Company)	4.71	5/1/2052	200,000	184,967
Port Authority of New York & New Jersey, Ser. 192, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	134,291
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	102,169
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000	101,391
				2,784,377
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	82,797
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000	95,619
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	150,000	134,277
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	87,445
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	253,942
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000	99,061
COPT Defense Properties LP, Gtd. Notes	2.00	1/15/2029	100,000	91,340
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	174,884
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	103,839
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	133,470
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	131,292
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000	102,093
First Industrial LP, Gtd. Notes	5.25	1/15/2031	100,000	100,733
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	6/15/2032	100,000	101,499
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	100,480
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	103,101
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	101,670
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000	183,377
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	102,940
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	103,262
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	154,401
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	22,349
Prologis LP, Sr. Unscd. Notes	4.75	1/15/2031	100,000	100,890
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000	248,202
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	100,835
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	99,624
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	171,332
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000	183,994
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000	43,857
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	100,000	74,473
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	54,405
Tanger Properties LP, Sr. Unscd. Notes(a)	2.75	9/1/2031	100,000	87,537

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Real Estate — .9% (continued)
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000	166,656
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	148,228
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	85,711
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	198,003
				4,327,618
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.13	6/15/2030	100,000	102,263
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	101,151
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	88,945
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000	98,215
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	94,130
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	69,455
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	100,000	62,053
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	77,952
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.00	4/15/2033	100,000	100,767
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000	144,599
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	36,289
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	200,000	192,052
O’Reilly Automotive, Inc., Sr. Unscd. Notes(a)	1.75	3/15/2031	300,000	256,561
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	100,000	82,165
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	99,905
Starbucks Corp., Sr. Unscd. Notes	4.85	2/8/2027	100,000	100,640
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	74,487
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	174,577
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	203,324
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	150,000	160,259
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	99,704
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	81,486
Walmart, Inc., Sr. Unscd. Notes(a)	4.00	4/15/2030	100,000	99,734
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	130,499
				2,731,212
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	107,676
Broadcom, Inc., Gtd. Notes(b)	2.60	2/15/2033	200,000	171,155
Broadcom, Inc., Gtd. Notes(b)	3.50	2/15/2041	200,000	158,358
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000	211,951
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	204,175
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	91,628
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2028	100,000	100,743
Intel Corp., Sr. Unscd. Notes(a)	5.00	2/21/2031	200,000	201,561
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000	51,248
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	101,511
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	100,000	100,033
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	90,092
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	200,000	187,039
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	101,154
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000	104,036
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	104,326
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000	280,093
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	99,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2030	50,000	50,278
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	21,079
QUALCOMM, Inc., Sr. Unscd. Notes	5.40	5/20/2033	100,000	104,727
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2027	200,000	201,269
Texas Instruments, Inc., Sr. Unscd. Notes(a)	4.60	2/8/2029	200,000	202,556
				3,046,508
Supranational Bank — 1.4%
African Development Bank, Sr. Unscd. Bonds	4.00	3/18/2030	200,000	200,187
African Development Bank, Sr. Unscd. Notes	4.13	2/25/2027	200,000	200,149
African Development Bank, Unscd. Notes	3.88	6/12/2028	100,000	99,913
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	174,643
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	91,533
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	87,593
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	98,019
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	54,212
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	300,000	300,184
Asian Development Bank, Sr. Unscd. Notes	4.38	1/14/2028	300,000	303,287
Asian Development Bank, Sr. Unscd. Notes	4.38	3/22/2035	200,000	200,084
Corporación Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	99,800
Corporación Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	100,000	102,237
Council of Europe Development Bank, Sr. Unscd. Notes	3.63	5/8/2028	100,000	99,239
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	136,703
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	97,110
European Investment Bank, Sr. Unscd. Bonds	4.38	10/10/2031	300,000	305,045
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	486,022
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	129,928
European Investment Bank, Sr. Unscd. Notes(a)	4.00	2/15/2029	200,000	200,488
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000	301,685
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	146,443
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	98,207
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	95,065
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	97,339
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000	100,424
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	199,549
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	100,246
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000	150,872
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	298,820
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	99,661
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	173,228
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	98,823
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	299,353
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	306,435
International Bank for Reconstruction & Development, Sr. Unscd. Notes(a)	4.63	1/15/2032	115,000	118,142
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000	280,457
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	197,562
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	99,581
				6,728,268
Technology Hardware & Equipment — .6%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000	180,500
Apple, Inc., Sr. Unscd. Bonds	4.75	5/12/2035	100,000	100,709

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Technology Hardware & Equipment — .6% (continued)
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	152,393
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	74,747
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	100,000	58,923
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	50,115
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000	197,077
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	100,000	98,894
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000	42,295
Apple, Inc., Sr. Unscd. Notes	4.00	5/12/2028	100,000	100,030
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	59,123
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	100,422
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	189,442
Booz Allen Hamilton, Inc., Gtd. Notes(a)	5.95	8/4/2033	100,000	103,561
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,636
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	100,000	102,162
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	209,960
Dell International LLC/EMC Corp., Sr. Unscd. Notes(a)	8.35	7/15/2046	28,000	35,636
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	150,000	139,539
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000	95,583
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	213,332
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	92,003
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	128,556
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	175,181
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	181,663
				2,893,482
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	108,561
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	81,836
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	165,000	111,244
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000	208,563
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000	359,079
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	142,382
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000	281,685
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	213,951
Cisco Systems, Inc., Sr. Unscd. Notes	4.80	2/26/2027	100,000	101,027
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	100,000	101,852
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000	256,182
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	113,384
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000	352,064
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	101,495
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	181,085
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	143,487
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	132,854
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000	110,832
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	141,615
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	178,734
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	82,189
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000	101,256
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	100,188
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000	192,717
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	97,809

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Telecommunication Services — 1.1% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	107,501
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	124,069
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	137,589
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	227,000	223,177
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	249,834
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	300,000	290,896
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	94,581
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	28,197
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,764
				5,266,679
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	325,896
Canadian National Railway Co., Sr. Unscd. Notes(a)	4.38	9/18/2034	150,000	144,286
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	136,017
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	197,631
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	41,307
CSX Corp., Sr. Unscd. Notes(a)	4.90	3/15/2055	100,000	88,805
FedEx Corp., Gtd. Notes(b)	4.10	2/1/2045	100,000	76,118
FedEx Corp., Gtd. Notes(b)	4.95	10/17/2048	100,000	84,206
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	102,784
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	95,279
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	37,454
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000	174,425
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	34,213
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	104,156
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	60,316
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	101,264
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	101,905
United Parcel Service, Inc., Sr. Unscd. Notes	6.20	1/15/2038	100,000	108,070
				2,014,132
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	375,175
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	368,404
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	155,158	146,801
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	174,661
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	356,694
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	344,223
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	200,000	153,102
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	233,235
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(c)	3.06	6/25/2027	570,827	557,476
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(c)	2.99	12/25/2027	250,006	243,006
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2(c)	3.35	7/25/2028	193,897	189,297
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	241,138	229,195

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8% (continued)
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(c)	2.44	10/25/2029	200,000	184,861
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	280,626	250,809
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.67	10/25/2031	200,000	169,326
				3,976,265
U.S. Government Agencies Mortgage-Backed — 26.9%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(c)			2,859,650	2,292,309
2.00%, 8/1/2028-4/1/2052(c)			11,831,661	9,532,161
2.50%, 3/1/2028-5/1/2052(c)			9,189,570	7,763,398
3.00%, 10/1/2026-3/1/2052(c)			4,717,576	4,221,148
3.50%, 11/1/2025-7/1/2052(c)			2,210,431	2,032,109
4.00%, 9/1/2035-7/1/2052(c)			1,511,212	1,421,172
4.50%, 1/1/2026-11/1/2052(c)			1,769,055	1,716,211
5.00%, 7/1/2028-2/1/2048(c)			379,302	382,298
5.50%, 5/1/2027-2/1/2053(c)			256,681	259,200
6.00%, 8/1/2028-7/1/2039(c)			178,813	185,532
6.50%, 4/1/2026-9/1/2037(c)			40,777	42,923
7.00%, 1/1/2028-9/1/2031(c)			3,614	3,805
7.38%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate +2.25%)(c),(d)			168	172
7.50%, 8/1/2025-7/1/2030(c)			252	256
8.00%, 5/1/2026-10/1/2031(c)			526	541
8.50%, 6/1/2030(c)			47	49
Federal National Mortgage Association:
1.50%, 9/1/2035-9/1/2051(c)			3,657,600	2,954,910
2.00%, 7/1/2028-6/1/2052(c)			16,849,037	13,628,756
2.50%, 7/1/2027-5/1/2052(c)			13,283,777	11,138,207
3.00%, 10/1/2026-3/1/2052(c)			9,166,350	8,130,216
3.50%(c),(e)			25,000	23,955
3.50%, 8/1/2025-6/1/2052(c)			4,755,342	4,384,756
4.00%(c),(e)			175,000	169,891
4.00%, 3/1/2026-9/1/2052(c)			3,952,417	3,746,460
4.50%(c),(e)			1,175,000	1,121,647
4.50%, 9/1/2030-4/1/2049(c)			1,173,352	1,151,576
5.00%(c),(e)			4,500,000	4,388,533
5.00%, 11/1/2028-6/1/2049(c)			557,343	561,118
5.50%(c),(e)			6,875,000	6,843,404
5.50%, 1/1/2032-12/1/2038(c)			298,402	304,149
6.00%(c),(e)			6,475,000	6,566,478
6.00%, 12/1/2028-11/1/2038(c)			383,505	398,189
6.50%(c),(e)			3,150,000	3,249,367
6.50%, 2/1/2028-10/1/2037(c)			89,845	93,175
7.00%(c),(e)			750,000	788,144
7.00%, 9/1/2026-7/1/2032(c)			6,238	6,557
7.50%, 4/1/2026-6/1/2031(c)			3,339	3,382
8.00%, 5/1/2027-8/1/2030(c)			439	450
8.50%, 7/1/2030(c)			76	79
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			75,735	65,315
3.00%, 9/15/2042-8/15/2045			356,769	317,490
3.50%, 2/15/2026-8/15/2045			272,801	252,214

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Government Agencies Mortgage-Backed — 26.9% (continued)
4.00%, 2/15/2041-9/15/2045			301,681	283,472
4.50%, 3/15/2039-2/15/2041			308,739	301,092
5.00%, 7/15/2033-4/15/2040			356,117	357,935
5.50%, 2/15/2033-11/15/2038			148,644	151,505
6.00%, 1/15/2029-10/15/2036			46,695	48,153
6.50%, 9/15/2031-11/15/2033			14,161	14,463
7.00%, 10/15/2027-8/15/2032			14,258	14,494
7.50%, 12/15/2026-11/15/2030			3,608	3,622
8.00%, 12/15/2029-3/15/2032			2,011	2,100
8.25%, 6/15/2027			114	115
Government National Mortgage Association II:
2.00%(e)			175,000	141,322
2.00%, 9/20/2050-5/20/2052			4,936,774	3,989,915
2.50%, 3/20/2027-7/20/2052			6,421,809	5,418,386
3.00%, 1/20/2028-5/20/2052			5,350,650	4,746,123
3.50%, 9/20/2028-9/20/2052			3,943,457	3,621,232
4.00%(e)			50,000	46,054
4.00%, 9/20/2043-9/20/2052			1,715,106	1,611,300
4.50%(e)			575,000	545,787
4.50%, 7/20/2041-8/20/2052			1,413,408	1,372,023
5.00%(e)			2,500,000	2,440,378
5.00%, 9/20/2040-2/20/2049			108,570	108,982
5.50%(e)			3,225,000	3,217,113
5.50%, 10/20/2031-6/20/2041			26,574	27,188
6.00%(e)			2,100,000	2,128,640
6.50%(e)			800,000	821,371
6.50%, 2/20/2028			49	51
7.00%(e)			175,000	180,829
				131,735,347
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	150,474
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	491,236
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	513,379
Federal Home Loan Mortgage Corp., Notes(c)	0.80	10/27/2026	125,000	120,216
Federal National Mortgage Association, Notes(c)	0.88	12/18/2026	325,000	311,068
Federal National Mortgage Association, Notes(c)	6.25	5/15/2029	540,000	584,165
Federal National Mortgage Association, Unscd. Notes(a),(c)	0.75	10/8/2027	500,000	467,142
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	154,922
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	186,040
				2,978,642
U.S. Treasury Securities — 44.7%
U.S. Treasury Bonds	1.13	5/15/2040	1,600,000	988,438
U.S. Treasury Bonds	1.38	8/15/2050	125,000	60,791
U.S. Treasury Bonds	1.63	11/15/2050	465,000	241,564
U.S. Treasury Bonds	1.75	8/15/2041	10,000	6,589
U.S. Treasury Bonds	1.88	2/15/2041	85,000	58,119
U.S. Treasury Bonds	1.88	2/15/2051	670,000	371,143
U.S. Treasury Bonds	1.88	11/15/2051	1,995,000	1,093,587
U.S. Treasury Bonds	2.00	11/15/2041	1,130,000	770,894
U.S. Treasury Bonds	2.00	8/15/2051	1,990,000	1,130,802

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Treasury Securities — 44.7% (continued)
U.S. Treasury Bonds	2.25	8/15/2046	975,000	631,579
U.S. Treasury Bonds	2.25	8/15/2049	705,000	436,384
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000	734,478
U.S. Treasury Bonds	2.38	2/15/2042	120,000	86,468
U.S. Treasury Bonds	2.38	11/15/2049	250,000	158,774
U.S. Treasury Bonds	2.38	5/15/2051	2,195,000	1,372,175
U.S. Treasury Bonds	2.50	2/15/2045	270,000	187,893
U.S. Treasury Bonds	2.50	5/15/2046	675,000	461,030
U.S. Treasury Bonds	2.75	8/15/2042	175,000	132,590
U.S. Treasury Bonds	2.75	11/15/2042	1,022,000	770,732
U.S. Treasury Bonds	2.75	8/15/2047	1,420,000	1,000,323
U.S. Treasury Bonds	2.75	11/15/2047	85,000	59,732
U.S. Treasury Bonds	2.88	5/15/2043	2,040,000	1,557,173
U.S. Treasury Bonds	2.88	11/15/2046	385,000	280,343
U.S. Treasury Bonds	2.88	5/15/2049	2,386,000	1,690,518
U.S. Treasury Bonds	2.88	5/15/2052	2,315,000	1,606,076
U.S. Treasury Bonds	3.00	5/15/2042	320,000	252,925
U.S. Treasury Bonds	3.00	11/15/2044	185,000	140,867
U.S. Treasury Bonds	3.00	2/15/2047	880,000	653,400
U.S. Treasury Bonds	3.00	5/15/2047	90,000	66,653
U.S. Treasury Bonds	3.00	2/15/2048	140,000	102,829
U.S. Treasury Bonds	3.00	8/15/2048	560,000	409,413
U.S. Treasury Bonds	3.00	2/15/2049	185,000	134,631
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000	824,914
U.S. Treasury Bonds	3.13	11/15/2041	185,000	150,168
U.S. Treasury Bonds	3.13	2/15/2042	175,000	141,518
U.S. Treasury Bonds	3.13	2/15/2043	365,000	290,474
U.S. Treasury Bonds	3.13	8/15/2044	95,000	74,074
U.S. Treasury Bonds	3.25	5/15/2042	365,000	298,872
U.S. Treasury Bonds	3.38	8/15/2042	540,000	448,590
U.S. Treasury Bonds	3.38	5/15/2044	1,000,000	813,359
U.S. Treasury Bonds	3.38	11/15/2048	1,285,000	1,004,408
U.S. Treasury Bonds	3.63	8/15/2043	615,000	523,375
U.S. Treasury Bonds	3.63	2/15/2044	1,798,000	1,522,049
U.S. Treasury Bonds	3.63	2/15/2053	375,000	301,816
U.S. Treasury Bonds	3.63	5/15/2053	1,770,000	1,423,052
U.S. Treasury Bonds	3.75	8/15/2041	1,280,000	1,135,800
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,494,490
U.S. Treasury Bonds	3.88	8/15/2040	95,000	86,584
U.S. Treasury Bonds	3.88	2/15/2043	1,060,000	939,011
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	932,047
U.S. Treasury Bonds	4.00	11/15/2042	385,000	347,643
U.S. Treasury Bonds	4.00	11/15/2052	220,000	189,660
U.S. Treasury Bonds	4.13	8/15/2044	600,000	543,457
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,466,046
U.S. Treasury Bonds	4.25	5/15/2039	880,000	848,341
U.S. Treasury Bonds	4.25	2/15/2054	720,000	647,452
U.S. Treasury Bonds	4.25	8/15/2054	1,280,000	1,151,525
U.S. Treasury Bonds	4.38	2/15/2038	140,000	138,392
U.S. Treasury Bonds	4.38	11/15/2039	655,000	636,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Treasury Securities — 44.7% (continued)
U.S. Treasury Bonds	4.38	5/15/2040	130,000	125,894
U.S. Treasury Bonds	4.38	5/15/2041	755,000	724,682
U.S. Treasury Bonds	4.38	8/15/2043	650,000	612,904
U.S. Treasury Bonds(a)	4.50	2/15/2036	315,000	319,860
U.S. Treasury Bonds(a)	4.50	5/15/2038	105,000	105,263
U.S. Treasury Bonds	4.50	8/15/2039	360,000	355,205
U.S. Treasury Bonds	4.50	2/15/2044	335,000	320,102
U.S. Treasury Bonds	4.50	11/15/2054	640,000	600,600
U.S. Treasury Bonds	4.63	5/15/2044	335,000	324,970
U.S. Treasury Bonds	4.63	11/15/2044	315,000	304,812
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,244,496
U.S. Treasury Bonds(a)	4.63	2/15/2055	1,150,000	1,102,023
U.S. Treasury Bonds	4.75	2/15/2037	170,000	175,269
U.S. Treasury Bonds(a)	4.75	2/15/2041	590,000	592,166
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000	1,708,848
U.S. Treasury Bonds	5.00	5/15/2037	130,000	136,830
U.S. Treasury Bonds(a)	5.00	5/15/2045	400,000	405,938
U.S. Treasury Bonds	5.25	11/15/2028	100,000	104,121
U.S. Treasury Bonds	5.38	2/15/2031	115,000	122,754
U.S. Treasury Bonds	6.13	11/15/2027	85,000	89,293
U.S. Treasury Bonds	6.50	11/15/2026	1,225,000	1,266,751
U.S. Treasury Bonds	6.75	8/15/2026	1,220,000	1,252,293
U.S. Treasury Notes	0.38	7/31/2027	400,000	372,914
U.S. Treasury Notes	0.38	9/30/2027	110,000	102,006
U.S. Treasury Notes	0.50	4/30/2027	935,000	880,726
U.S. Treasury Notes	0.50	5/31/2027	270,000	253,684
U.S. Treasury Notes	0.50	10/31/2027	1,000,000	927,305
U.S. Treasury Notes	0.63	3/31/2027	105,000	99,375
U.S. Treasury Notes	0.63	5/15/2030	1,300,000	1,113,150
U.S. Treasury Notes	0.63	8/15/2030	2,031,000	1,724,089
U.S. Treasury Notes	0.75	8/31/2026	165,000	159,115
U.S. Treasury Notes	0.75	1/31/2028	500,000	462,861
U.S. Treasury Notes(a)	0.88	9/30/2026	390,000	375,718
U.S. Treasury Notes	1.13	10/31/2026	1,910,000	1,841,285
U.S. Treasury Notes	1.13	2/15/2031	320,000	275,231
U.S. Treasury Notes(a)	1.25	12/31/2026	920,000	884,799
U.S. Treasury Notes	1.25	5/31/2028	820,000	762,616
U.S. Treasury Notes	1.25	6/30/2028	230,000	213,482
U.S. Treasury Notes	1.25	9/30/2028	2,285,000	2,107,198
U.S. Treasury Notes	1.25	8/15/2031	2,175,000	1,849,855
U.S. Treasury Notes	1.38	10/31/2028	1,650,000	1,524,800
U.S. Treasury Notes(a)	1.38	12/31/2028	1,600,000	1,472,656
U.S. Treasury Notes	1.38	11/15/2031	1,630,000	1,386,328
U.S. Treasury Notes	1.50	8/15/2026	150,000	145,978
U.S. Treasury Notes	1.50	1/31/2027	355,000	342,020
U.S. Treasury Notes	1.50	11/30/2028	1,100,000	1,018,574
U.S. Treasury Notes	1.50	2/15/2030	1,340,000	1,206,262
U.S. Treasury Notes(a)	1.63	10/31/2026	290,000	281,311
U.S. Treasury Notes	1.63	8/15/2029	215,000	197,174
U.S. Treasury Notes	1.75	1/31/2029	2,455,000	2,284,589

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Treasury Securities — 44.7% (continued)
U.S. Treasury Notes	1.88	2/28/2027	970,000	938,608
U.S. Treasury Notes	1.88	2/15/2032	1,650,000	1,439,851
U.S. Treasury Notes	2.00	11/15/2026	1,065,000	1,037,169
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	1,470,392
U.S. Treasury Notes	2.25	8/15/2027	1,075,000	1,039,790
U.S. Treasury Notes	2.25	11/15/2027	500,000	481,963
U.S. Treasury Notes	2.38	5/15/2027	1,825,000	1,775,062
U.S. Treasury Notes	2.38	3/31/2029	1,585,000	1,502,809
U.S. Treasury Notes	2.38	5/15/2029	1,400,000	1,325,379
U.S. Treasury Notes	2.50	3/31/2027	895,000	873,621
U.S. Treasury Notes	2.63	2/15/2029	1,450,000	1,389,819
U.S. Treasury Notes	2.63	7/31/2029	950,000	905,246
U.S. Treasury Notes	2.75	4/30/2027	1,465,000	1,434,899
U.S. Treasury Notes	2.75	7/31/2027	800,000	781,797
U.S. Treasury Notes	2.75	5/31/2029	210,000	201,424
U.S. Treasury Notes	2.75	8/15/2032	3,080,000	2,819,523
U.S. Treasury Notes	2.88	4/30/2029	1,480,000	1,427,391
U.S. Treasury Notes	2.88	5/15/2032	2,780,000	2,574,866
U.S. Treasury Notes	3.13	8/31/2027	600,000	590,484
U.S. Treasury Notes	3.13	11/15/2028	890,000	869,123
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,162,197
U.S. Treasury Notes	3.38	9/15/2027	1,180,000	1,167,140
U.S. Treasury Notes	3.38	5/15/2033	1,165,000	1,101,016
U.S. Treasury Notes(a)	3.50	9/30/2026	1,930,000	1,916,279
U.S. Treasury Notes	3.50	1/31/2028	670,000	663,771
U.S. Treasury Notes	3.50	4/30/2028	1,225,000	1,212,606
U.S. Treasury Notes	3.50	9/30/2029	2,020,000	1,987,372
U.S. Treasury Notes	3.50	1/31/2030	35,000	34,374
U.S. Treasury Notes	3.50	4/30/2030	120,000	117,684
U.S. Treasury Notes	3.50	2/15/2033	1,355,000	1,295,481
U.S. Treasury Notes	3.63	3/31/2028	910,000	904,135
U.S. Treasury Notes	3.63	5/31/2028	700,000	695,147
U.S. Treasury Notes(a)	3.63	8/31/2029	1,435,000	1,419,165
U.S. Treasury Notes	3.75	8/31/2026	1,505,000	1,498,563
U.S. Treasury Notes(a)	3.75	4/30/2027	1,190,000	1,185,421
U.S. Treasury Notes	3.75	6/30/2027	1,180,000	1,175,667
U.S. Treasury Notes	3.75	8/15/2027	1,190,000	1,185,723
U.S. Treasury Notes(a)	3.75	4/15/2028	800,000	797,094
U.S. Treasury Notes(a)	3.75	5/15/2028	1,000,000	996,523
U.S. Treasury Notes	3.75	12/31/2028	555,000	552,398
U.S. Treasury Notes	3.75	6/30/2030	1,150,000	1,139,174
U.S. Treasury Notes	3.88	3/31/2027	1,025,000	1,023,078
U.S. Treasury Notes(a)	3.88	5/31/2027	1,190,000	1,188,001
U.S. Treasury Notes	3.88	7/31/2027	1,140,000	1,138,553
U.S. Treasury Notes	3.88	10/15/2027	1,290,000	1,288,866
U.S. Treasury Notes	3.88	11/30/2027	795,000	794,410
U.S. Treasury Notes	3.88	12/31/2027	785,000	784,555
U.S. Treasury Notes(a)	3.88	3/15/2028	1,530,000	1,529,851
U.S. Treasury Notes	3.88	6/15/2028	995,000	994,961
U.S. Treasury Notes	3.88	7/15/2028	960,000	959,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Treasury Securities — 44.7% (continued)
U.S. Treasury Notes	3.88	9/30/2029	370,000	369,364
U.S. Treasury Notes	3.88	4/30/2030	1,160,000	1,156,647
U.S. Treasury Notes(a)	3.88	6/30/2030	1,200,000	1,195,875
U.S. Treasury Notes	3.88	7/31/2030	1,800,000	1,793,602
U.S. Treasury Notes	3.88	8/15/2033	1,520,000	1,483,811
U.S. Treasury Notes	3.88	8/15/2034	2,185,000	2,114,286
U.S. Treasury Notes	4.00	1/15/2027	240,000	239,845
U.S. Treasury Notes	4.00	12/15/2027	1,090,000	1,092,512
U.S. Treasury Notes	4.00	2/29/2028	1,130,000	1,133,024
U.S. Treasury Notes	4.00	6/30/2028	1,210,000	1,214,088
U.S. Treasury Notes	4.00	1/31/2029	1,600,000	1,605,063
U.S. Treasury Notes	4.00	7/31/2029	1,555,000	1,559,768
U.S. Treasury Notes	4.00	10/31/2029	1,000,000	1,002,930
U.S. Treasury Notes(a)	4.00	2/28/2030	1,265,000	1,268,632
U.S. Treasury Notes	4.00	3/31/2030	1,040,000	1,042,580
U.S. Treasury Notes(a)	4.00	5/31/2030	1,250,000	1,253,223
U.S. Treasury Notes	4.00	7/31/2030	555,000	555,889
U.S. Treasury Notes	4.00	4/30/2032	1,500,000	1,489,307
U.S. Treasury Notes(a)	4.00	6/30/2032	800,000	793,625
U.S. Treasury Notes	4.00	7/31/2032	730,000	723,784
U.S. Treasury Notes	4.00	2/15/2034	200,000	196,172
U.S. Treasury Notes	4.13	10/31/2026	1,200,000	1,200,070
U.S. Treasury Notes	4.13	1/31/2027	1,100,000	1,101,246
U.S. Treasury Notes	4.13	2/15/2027	930,000	931,399
U.S. Treasury Notes(a)	4.13	2/28/2027	1,250,000	1,252,051
U.S. Treasury Notes	4.13	9/30/2027	965,000	969,222
U.S. Treasury Notes	4.13	10/31/2027	1,410,000	1,416,196
U.S. Treasury Notes(a)	4.13	11/15/2027	1,135,000	1,140,121
U.S. Treasury Notes	4.13	7/31/2028	785,000	790,397
U.S. Treasury Notes	4.13	3/31/2029	1,290,000	1,299,549
U.S. Treasury Notes	4.13	10/31/2029	1,850,000	1,864,056
U.S. Treasury Notes(a)	4.13	11/30/2029	805,000	811,226
U.S. Treasury Notes	4.13	8/31/2030	85,000	85,618
U.S. Treasury Notes	4.13	3/31/2031	2,300,000	2,311,725
U.S. Treasury Notes	4.13	7/31/2031	295,000	296,083
U.S. Treasury Notes	4.13	10/31/2031	100,000	100,236
U.S. Treasury Notes	4.13	11/30/2031	75,000	75,145
U.S. Treasury Notes	4.13	2/29/2032	1,975,000	1,976,813
U.S. Treasury Notes	4.13	3/31/2032	1,480,000	1,480,896
U.S. Treasury Notes	4.13	5/31/2032	755,000	754,764
U.S. Treasury Notes	4.13	11/15/2032	1,565,000	1,561,729
U.S. Treasury Notes	4.25	11/30/2026	1,355,000	1,357,752
U.S. Treasury Notes	4.25	12/31/2026	1,295,000	1,298,238
U.S. Treasury Notes	4.25	3/15/2027	515,000	516,971
U.S. Treasury Notes	4.25	1/15/2028	1,080,000	1,088,501
U.S. Treasury Notes	4.25	2/15/2028	1,050,000	1,058,859
U.S. Treasury Notes	4.25	2/28/2029	1,335,000	1,350,462
U.S. Treasury Notes	4.25	1/31/2030	1,100,000	1,114,029
U.S. Treasury Notes	4.25	2/28/2031	1,295,000	1,310,403
U.S. Treasury Notes	4.25	6/30/2031	2,050,000	2,071,261

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
U.S. Treasury Securities — 44.7% (continued)
U.S. Treasury Notes	4.25	11/15/2034	2,700,000	2,683,758
U.S. Treasury Notes	4.25	5/15/2035	170,000	168,526
U.S. Treasury Notes(a)	4.38	8/15/2026	1,600,000	1,603,649
U.S. Treasury Notes	4.38	12/15/2026	15,000	15,063
U.S. Treasury Notes	4.38	7/15/2027	745,000	750,937
U.S. Treasury Notes	4.38	8/31/2028	675,000	684,439
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,095,968
U.S. Treasury Notes	4.38	12/31/2029	1,215,000	1,236,547
U.S. Treasury Notes	4.38	11/30/2030	1,550,000	1,578,548
U.S. Treasury Notes	4.38	1/31/2032	710,000	720,830
U.S. Treasury Notes	4.38	5/15/2034	2,320,000	2,334,545
U.S. Treasury Notes	4.50	4/15/2027	1,300,000	1,310,918
U.S. Treasury Notes	4.50	5/15/2027	2,210,000	2,229,597
U.S. Treasury Notes	4.50	5/31/2029	1,355,000	1,383,026
U.S. Treasury Notes	4.50	11/15/2033	690,000	702,385
U.S. Treasury Notes(a)	4.63	9/15/2026	1,315,000	1,321,960
U.S. Treasury Notes	4.63	11/15/2026	145,000	145,954
U.S. Treasury Notes	4.63	6/15/2027	1,400,000	1,416,652
U.S. Treasury Notes	4.63	9/30/2028	975,000	996,214
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,100,649
U.S. Treasury Notes	4.63	9/30/2030	450,000	463,518
U.S. Treasury Notes	4.63	4/30/2031	2,215,000	2,281,883
U.S. Treasury Notes	4.63	5/31/2031	1,000,000	1,030,020
U.S. Treasury Notes(a)	4.63	2/15/2035	2,615,000	2,672,407
U.S. Treasury Notes	4.88	10/31/2028	900,000	926,719
U.S. Treasury Notes(a)	4.88	10/31/2030	1,365,000	1,422,133
				219,216,346
Utilities — 2.3%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	100,000	67,992
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	99,613
Ameren Illinois Co., First Mortgage Bonds(a)	1.55	11/15/2030	100,000	86,215
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	84,496
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	83,220
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	118,324
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	128,074
Atmos Energy Corp., Sr. Unscd. Notes(a)	5.90	11/15/2033	100,000	107,013
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	107,394
Baltimore Gas & Electric Co., Sr. Unscd. Notes(a)	5.45	6/1/2035	100,000	102,599
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	100,000	74,848
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	94,597
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	77,735
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	200,000	214,594
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	103,936
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	3/15/2054	100,000	98,232
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	100,000	106,444
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	35,406
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	101,821
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	190,027
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	106,525
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	136,039

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Utilities — 2.3% (continued)
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	100,000	67,522
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	195,866
Duke Energy Corp., Sr. Unscd. Notes(a)	5.45	6/15/2034	200,000	205,128
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	163,813
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	197,738
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	100,976
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	125,110
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	82,731
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	103,190
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	86,359
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	98,855
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	103,915
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	100,000	99,408
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	98,934
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	78,356
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	164,499
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	246,044
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	24,245
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	117,000	94,014
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	161,087
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	109,995
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	148,561
Jersey Central Power & Light Co., Sr. Unscd. Notes	5.10	1/15/2035	100,000	99,664
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	200,000	204,991
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	100,000	96,169
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	99,694
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	102,858
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000	149,626
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	101,065
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	100,530
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	27,587
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	127,974
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	100,721
Oglethorpe Power Corp., First Mortgage Bonds	5.80	6/1/2054	100,000	96,930
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	102,999
Oncor Electric Delivery Co. LLC, Scd. Notes(b)	5.80	4/1/2055	100,000	100,625
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	100,000	89,151
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000	177,301
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	181,776
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	202,756
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000	114,176
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	102,697
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	95,197
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	100,000	62,879
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	94,613
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	97,066
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	95,373
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	65,190
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	320,135
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	98,026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.6% (continued)
Utilities — 2.3% (continued)
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	172,500
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	99,562
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	101,853
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	67,389
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	37,154
Southern California Edison Co., First Mortgage Bonds(a)	3.65	2/1/2050	150,000	102,407
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	207,214
Southern California Edison Co., First Mortgage Bonds	6.20	9/15/2055	100,000	98,488
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	208,504
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	100,000	101,930
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	128,260
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	148,292
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	100,000	68,934
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	84,172
The Connecticut Light and Power Company, First Mortgage Bonds	4.95	8/15/2034	200,000	199,490
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000	113,136
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	100,000	100,451
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	102,400
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	150,000	148,580
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	84,580
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	112,490
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	202,932
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	100,000	101,038
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.60	10/1/2034	100,000	98,224
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	101,502
				11,380,741
Total Bonds and Notes (cost $527,846,610)				498,292,770

	1-Day Yield (%)	Shares
Investment Companies — 4.2%
Registered Investment Companies — 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $20,485,396)	4.43	20,485,396	20,485,396
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $3,045,653)	4.43	3,045,653	3,045,653
Total Investments (cost $551,377,659)		106.4%	521,823,819
Liabilities, Less Cash and Receivables		(6.4%)	(31,340,801)
Net Assets		100.0%	490,483,018

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS (Unaudited) (continued)
TBA—To Be Announced

(a)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $34,049,758 and the value of the collateral was
$35,174,706, consisting of cash collateral of $3,045,653 and U.S. Government & Agency securities valued at $32,129,053.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $988,750 or 0.2% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.5%)
Federal National Mortgage Association:
1.50%(a),(b)	(525,000)	(389,677)
2.00%(a),(b)	(1,450,000)	(1,150,435)
2.50%(a),(b)	(4,375,000)	(3,678,355)
3.00%(a),(b)	(3,700,000)	(3,189,855)
3.50%(a),(b)	(200,000)	(178,626)
4.00%(a),(b)	(200,000)	(184,488)
Government National Mortgage Association II:
2.50%(b)	(1,200,000)	(1,009,315)
3.00%(b)	(1,875,000)	(1,638,619)
3.50%(b)	(1,200,000)	(1,078,392)
Total Sale Commitments (Proceeds $12,522,019)		(12,497,762)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
See notes to statement of investments.

Statement of Investments
BNY Mellon Bond Market Index Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,885,963	—	1,885,963
Commercial Mortgage-Backed	—	3,684,175	—	3,684,175
Corporate Bonds and Notes	—	125,459,387	—	125,459,387
Foreign Governmental	—	6,572,268	—	6,572,268
Municipal Securities	—	2,784,377	—	2,784,377
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,976,265	—	3,976,265
U.S. Government Agencies Mortgage-Backed	—	131,735,347	—	131,735,347
U.S. Government Agencies Obligations	—	2,978,642	—	2,978,642
U.S. Treasury Securities	—	219,216,346	—	219,216,346
Investment Companies	23,531,049	—	—	23,531,049
	23,531,049	498,292,770	—	521,823,819
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(12,497,762)	—	(12,497,762)
	—	(12,497,762)	—	(12,497,762)

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
TBA Securities: During the period ended July 31, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
At July 31, 2025, accumulated net unrealized depreciation on investments was $29,529,583, consisting of $2,761,407 gross unrealized appreciation and $32,290,990 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.